Income Taxes - Significant Components of the Company's Deferred Tax Assets (Detail) (AUD)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Operating loss carry forwards	18,788,802	19,422,875
Unamortized capital raising cost	115,185	40,394
Depreciation and amortization	1,294,282	617,643
Asset retirement obligations	764,978	705,439
Employee entitlements	394,181	362,699
Other	2,055,885	888,960
Total deferred tax assets	23,413,313	22,038,010
Valuation allowance for deferred tax assets	(23,413,313)	(22,038,010)
Net deferred tax asset	0	0